Acquisitions, Goodwill and Intangible Assets (Details) - Schedule of Business Acquisition, by Acquisition (Parentheticals) (MMT Technologies [Member])	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2014
MMT Technologies [Member]
Business Acquisition [Line Items]
Equity instruments issued		104,750
Equity instruments held in escrows	204,750	100,000